ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 27, 2013
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of December 27, 2013 and December 28, 2012 (in thousands):

	Successor
	December 27, 2013	December 28, 2012
Accrued compensation and benefits	$21,435	$20,088
Litigation related accrual	20,500	—
Purchase card payable	6,029	5,207
Accrued sales tax	4,691	5,352
Other	17,284	18,829
	$69,939	$49,476